EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on January 19, 2016 (Accession No. 0001193125-16-432340), to the Prospectus dated May 1, 2015, as supplemented, for the Class IA, Class IB and Class K shares of EQ/Money Market Portfolio, a series of EQ Advisors Trust.